CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Equity Method Investments - Narrative) (Details) - ACELAND [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2015
Investment Holdings [Line Items]
Payments to acquire interest in joint venture	$ 2,100
Contribution of equity investment through a shareholder loan		$ 7,100
Equity method investment, ownership interest (as a percent)			35.00%